Loss per share	12 Months Ended
Oct. 31, 2017
Earnings per share [abstract]
Loss per share [Text block]

12. Loss per share

Basic and diluted loss per share are calculated using the following numerators and denominators:

Numerator	2019	2018	2017
Loss attributable to common shareholders	$(2,832,864)	$(2,362,239)	$(4,346,200)
Loss used in computation of basic and diluted loss per	$(2,832,864)	$(2,362,239)	$(4,346,200)

Denominator	2019	2018	2017
Weighted average number of common shares for computation of basic and diluted loss per share	288,398,051	237,242,674	207,131,781

For the year ended October 31, 2019, 2018 and 2017, all stock options and conversion options were anti-dilutive and, therefore, are excluded from the calculation of diluted loss per share.